Debt (Tables)	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Debt
Schedule of outstanding debt

Our outstanding debt is detailed in the table below (in millions):

		The Michaels Companies, Inc.			Michaels Stores, Inc.
	Interest Rate	November 1, 2014	February 1, 2014	November 2, 2013	November 1, 2014	February 1, 2014	November 2, 2013
Senior secured term loan	Variable	$2,460	$1,628	$1,632	$2,460	$1,628	$1,632
Senior notes	7.75%	—	1,006	1,007	—	1,006	1,007
Senior subordinated notes	5.875%	515	260	—	515	260	—
Senior subordinated notes	11.375%	—	—	255	—	—	255
Asset-based revolving credit facility	Variable	—	—	187	—	—	187
PIK notes	7.50% / 8.25%	361	800	800	—	—	—

Total debt		3,336	3,694	3,881	2,975	2,894	3,081

Less current portion		(205)	(16)	(203)	(25)	(16)	(203)

Long-term debt		$3,131	$3,678	$3,678	$2,950	$2,878	$2,878

		The Michaels Companies, Inc.		Michaels Stores, Inc.
(In millions)	Interest rate	February 1, 2014	February 2, 2013	February 1, 2014	February 2, 2013

Senior secured term loan	Variable	$1,628	$1,640	$1,628	$1,640
Senior notes	7.750%	1,006	1,007	1,006	1,007
Senior subordinated notes	5.875%	260	—	260	—
Senior subordinated notes	11.375%	—	393	—	393
Asset-based revolving credit facility	Variable	—	1	—	1
PIK Notes	7.50% / 8.25%	800	—	—	—

Total debt		3,694	3,041	2,894	3,041
Less current portion		16	150	16	150

Long-term debt		$3,678	$2,891	$2,878	$2,891

Schedule of expected amortization expense pertaining to the deferred financing costs

	The Michaels Companies, Inc.	Michaels Stores, Inc.
Fiscal year (In millions)
	Amount	Amount

2014	$12	$9
2015	11	8
2016	11	8
2017	11	7
2018	6	4
Thereafter	1	1

Total amortization expense	$52	$37

Schedule of aggregate amount of scheduled maturities of debt

	The Michaels Companies, Inc.	Michaels Stores, Inc.
Fiscal year (In millions)
	Amount	Amount

2014	$16	$16
2015	16	16
2016	17	17
2017	17	17
2018	3,362	2,562
Thereafter	260	260

Total debt payments	3,688	2,888
Plus unrealized premium amortization	9	9
Less unrealized discount accretion	(3)	(3)

Total debt balance as of February 1, 2014	$3,694	$2,894

Senior notes due 2018
Debt
Schedule of percentages of principal amount at which notes may be redeemed, by applicable redemption dates

Year	Percentage

2014	103.875%
2015	101.938%
2016 and thereafter	100.000%

PIK Notes
Debt
Schedule of percentages of principal amount at which notes may be redeemed, by applicable redemption dates

Year	Percentage

2014	102.000%
2015	101.000%
2016 and thereafter	100.000%

5.875% Senior Subordinated Notes due 2020
Debt
Schedule of percentages of principal amount at which notes may be redeemed, by applicable redemption dates

Year	Percentage

2016	102.938%
2017	101.469%
2018 and thereafter	100.000%